Commitments and Contingencies - Other commitments and guarantees (Details) - GasLog LNG Services Ltd. - item	1 Months Ended		12 Months Ended
	Mar. 31, 2019	Sep. 30, 2017	Dec. 31, 2015	Jun. 30, 2020
Wartsila
Commitments
Number of existing maintenance agreements related to vessels			7
Number of additional maintenance agreements related to carriers		8
Samsung
Commitments
Number of vessels covered by agreement	19
Period of services to be provided (in years)	6 years
Number of vessels with ballast water management system installed				7